Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,159,760	$ 3,142,112	$ 2,950,906
Accumulated Amortization	2,204,564	2,149,868	2,035,453
Goodwill gross carrying amount	2,165,697	2,165,810	2,172,922	$ 1,993,990
Goodwill accumulated amortization	253,536	253,536	253,536
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		3,141,566	2,950,360
Accumulated Amortization		2,149,790	2,035,376
Goodwill gross carrying amount		2,154,790	2,161,902	$ 1,982,970
Goodwill accumulated amortization		$ 252,667	252,667
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		2 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Customer Lists and Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	644,330	$ 641,714	610,376
Accumulated Amortization	$ 551,309	539,405	514,928
Customer Lists and Contracts [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		641,714	610,376
Accumulated Amortization		$ 539,405	514,928
Customer Lists and Contracts [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	7 years	7 years
Customer Lists and Contracts [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		7 years
Customer Lists and Contracts [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years	10 years
Customer Lists and Contracts [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		10 years
Non-competition Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 66,101	$ 66,014	65,771
Accumulated Amortization	$ 64,512	64,379	64,119
Non-competition Agreements [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		66,014	65,771
Accumulated Amortization		$ 64,379	64,119
Non-competition Agreements [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years	3 years
Non-competition Agreements [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		3 years
Non-competition Agreements [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Non-competition Agreements [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Site Locations [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Gross Carrying Amount	$ 2,399,355	$ 2,384,520	2,228,767
Accumulated Amortization	$ 1,550,917	$ 1,509,335	1,422,794
Site Locations [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Gross Carrying Amount		$ 2,384,520	2,228,767
Accumulated Amortization		1,509,335	1,422,794
Site Locations [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 49,974	49,864	45,992
Accumulated Amortization	$ 37,826	36,749	33,612
Other [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		49,318	45,446
Accumulated Amortization		$ 36,671	$ 33,535
Other [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years	2 years
Other [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		2 years
Other [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Other [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years